OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of other liabilities

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Provision for contract penalty, compensations and purchase commitments	1,321,147	1,476,203	61,853,809
Tax payables	1,756,860	609,469	25,537,124
Assurance-type warranties	254,792	898,593	37,651,596
Payables to employees	631,064	773,628	32,415,486
Payables relating to business cooperation contract with Nam An(*)	-	5,814,429	243,628,132
Others	214,115	454,971	19,063,564
TOTAL CURRENT LIABILITIES	4,177,978	10,027,293	420,149,711
Assurance-type warranties	606,429	1,692,005	70,896,045
Payable relating to government grant	—	396,696	16,621,805
Others	—	131,594	5,513,869
TOTAL NON-CURRENT LIABILITES	606,429	2,220,295	93,031,719

(*) On March 9, 2023, the Group entered into a business cooperation contract with Nam An Investment and Trading Joint Stock Company (“Nam An”), and a subsequent appendix to the contract (collectively refer as “the BCC”). According to the BCC, Nam An provided VND5,875 billion of cooperation capital to fund the development and construction of our automobile manufacturing facilities in Hai Phong.

Schedule of movement of certain provisions

	Currency: VND million
	Provision for	Provision
	contract penalty	related
	and	to purchase	Assurance-type
	compensation	commitment	warranties	TOTAL
At January 1, 2021:	—	1,444,833	428,046	1,872,879
Provision made during the year	4,340,322	65,981	178,377	4,584,680
Change in accounting estimate for pre-existing provisions	—	—	(211,399)	(211,399)
Reversal of provision	—	(245,101)	—	(245,101)
Offsetting against advances	(402,777)	—	—	(402,777)
Utilized	—	(1,087,302)	(59,554)	(1,146,856)
At December 31, 2021	3,937,545	178,411	335,470	4,451,426
At January 1, 2022:	3,937,545	178,411	335,470	4,451,426
Provision made during the year	272,779	—	740,710	1,013,489
Change in accounting estimate for pre-existing provisions	(157,349)	(7,728)	(25,024)	(190,101)
Utilized	(2,731,828)	(170,683)	(189,935)	(3,092,446)
At December 31, 2022	1,321,147	—	861,221	2,182,368
At January 1, 2023:	1,321,147	—	861,221	2,182,368
Provision made during the year(i)	1,111,317	—	1,873,325	2,984,642
Change in accounting estimate for pre-existing provisions	—	—	222,988	222,988
Utilized	(956,261)	—	(366,936)	(1,323,197)
At December 31, 2023	1,476,203	—	2,590,598	4,066,801
USD	61,853,809	—	108,547,641	170,401,450
(i)	The penalty and compensation costs incurred in 2023 were primarily related to the estimated charge from suppliers due to the cessation of production of certain e-scooter models and development of certain electric vehicle models.